Common stock - Shares reserved for future issuance (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Stock-based compensation awards (shares)	4,061,397	3,439,820
Employee stock purchase plan (shares)	713,996	534,274
Total (shares)	4,777,477	4,149,082
Unvested restricted common stock
Class of Stock [Line Items]
Vesting of restricted common stock (shares)	2,084	174,988